Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
February 29, 2024
AXM1-NPRT1-0424
1.9860272.109
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Entertainment - 5.0%
Live Nation Entertainment, Inc. (a)	21,800	2,114,164
Netflix, Inc. (a)	41,923	25,276,215
Universal Music Group NV	743,438	22,444,701
Warner Music Group Corp. Class A	363,822	12,708,302
		62,543,382
Interactive Media & Services - 5.2%
Alphabet, Inc. Class A (a)	375,057	51,930,392
Epic Games, Inc. (a)(b)(c)	805	552,278
Meta Platforms, Inc. Class A	27,300	13,380,549
		65,863,219
TOTAL COMMUNICATION SERVICES		128,406,601
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	136,592	3,364,271
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	365,646	64,631,587
MercadoLibre, Inc. (a)	7,120	11,358,536
PDD Holdings, Inc. ADR (a)	41,800	5,205,772
Savers Value Village, Inc. (d)	91,400	1,849,936
		83,045,831
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A (a)	104,869	16,513,721
Booking Holdings, Inc.	1,769	6,136,360
Domino's Pizza, Inc.	14,500	6,501,075
Flutter Entertainment PLC (a)	40,945	8,840,698
Kura Sushi U.S.A., Inc. Class A (a)(d)	14,470	1,375,084
		39,366,938
Specialty Retail - 0.5%
TJX Companies, Inc.	58,667	5,816,246
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	7,186	6,558,918
Samsonite International SA (a)(e)	1,722,198	6,015,980
		12,574,898
TOTAL CONSUMER DISCRETIONARY		144,168,184
CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Monster Beverage Corp.	162,858	9,624,908
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	31,200	4,635,696
TOTAL CONSUMER STAPLES		14,260,604
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	12,500	604,125
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	66,500	10,320,800
New Fortress Energy, Inc. (d)	66,327	2,331,394
Range Resources Corp.	168,468	5,326,958
Reliance Industries Ltd.	352,253	12,415,011
		30,394,163
TOTAL ENERGY		30,998,288
FINANCIALS - 6.1%
Capital Markets - 0.2%
Ares Management Corp.	19,000	2,519,970
Consumer Finance - 0.2%
Capital One Financial Corp.	14,600	2,009,106
Financial Services - 4.8%
Apollo Global Management, Inc.	10,800	1,207,440
Corebridge Financial, Inc.	104,300	2,589,769
Fiserv, Inc. (a)	16,300	2,433,101
Global Payments, Inc.	60,800	7,885,760
MasterCard, Inc. Class A	45,983	21,830,889
Rocket Companies, Inc. (a)(d)	206,354	2,591,806
Visa, Inc. Class A	76,200	21,537,168
		60,075,933
Insurance - 0.9%
Arthur J. Gallagher & Co.	37,269	9,091,027
BRP Group, Inc. (a)	97,924	2,724,246
		11,815,273
TOTAL FINANCIALS		76,420,282
HEALTH CARE - 13.7%
Biotechnology - 3.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	220,830	52,999
rights (a)(c)	220,830	19,875
Alnylam Pharmaceuticals, Inc. (a)	37,172	5,616,317
Arcellx, Inc. (a)	8,979	590,998
Arrowhead Pharmaceuticals, Inc. (a)	34,395	1,104,080
Beam Therapeutics, Inc. (a)	9,466	373,812
BioMarin Pharmaceutical, Inc. (a)	15,200	1,311,456
Blueprint Medicines Corp. (a)	5,700	533,064
Cytokinetics, Inc. (a)	27,061	1,954,887
Galapagos NV sponsored ADR (a)	55,086	1,934,069
Gamida Cell Ltd. (a)(d)	266,229	95,736
Gamida Cell Ltd. warrants 4/21/28 (a)	59,930	2,296
Hookipa Pharma, Inc. (a)	134,300	103,142
Immunocore Holdings PLC ADR (a)	23,585	1,585,384
Insmed, Inc. (a)	88,346	2,448,951
Janux Therapeutics, Inc. (a)	2,900	140,302
Krystal Biotech, Inc. (a)	4,700	749,509
Legend Biotech Corp. ADR (a)	29,402	1,915,834
Regeneron Pharmaceuticals, Inc. (a)	12,547	12,121,531
Repligen Corp. (a)(d)	23,368	4,533,158
Sarepta Therapeutics, Inc. (a)	7,300	933,670
Seres Therapeutics, Inc. (a)	54,600	62,244
Synlogic, Inc. (a)	10,646	20,334
Vor Biopharma, Inc. (a)	43,874	100,910
XOMA Corp. (a)	38,107	926,381
		39,230,939
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	6,400	1,935,488
Boston Scientific Corp. (a)	442,274	29,282,962
Glaukos Corp. (a)	26,900	2,383,071
Hologic, Inc. (a)	26,600	1,963,080
Inspire Medical Systems, Inc. (a)	8,500	1,521,840
Lantheus Holdings, Inc. (a)	12,900	843,402
Masimo Corp. (a)	59,400	7,635,276
Penumbra, Inc. (a)	6,927	1,627,291
Pulmonx Corp. (a)	27,500	253,550
RxSight, Inc. (a)	7,500	409,275
		47,855,235
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	142,254	11,751,603
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	53,800	1,824,358
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	15,700	2,156,552
Bio-Techne Corp.	33,202	2,442,671
Bruker Corp.	66,716	5,773,603
Chemometec A/S	17,400	1,236,784
Codexis, Inc. (a)	161,901	752,840
Danaher Corp.	41,151	10,416,964
MaxCyte, Inc. (a)	159,900	735,540
Sartorius Stedim Biotech	16,201	4,452,803
Thermo Fisher Scientific, Inc.	15,680	8,940,422
		36,908,179
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	19,672	23,410
Chugai Pharmaceutical Co. Ltd.	55,500	2,221,185
Eli Lilly & Co.	42,598	32,105,261
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	7,200	94,680
		34,444,536
TOTAL HEALTH CARE		172,014,850
INDUSTRIALS - 14.7%
Electrical Equipment - 1.6%
Eaton Corp. PLC	55,960	16,172,440
HD Hyundai Electric Co. Ltd.	14,000	1,304,164
Nextracker, Inc. Class A	49,814	2,801,539
		20,278,143
Ground Transportation - 5.1%
Uber Technologies, Inc. (a)	797,476	63,399,342
Industrial Conglomerates - 1.7%
General Electric Co.	132,252	20,749,016
Machinery - 2.1%
Energy Recovery, Inc. (a)	39,552	618,198
Ingersoll Rand, Inc.	152,740	13,949,744
Parker Hannifin Corp.	16,213	8,681,251
Westinghouse Air Brake Tech Co.	24,941	3,523,914
		26,773,107
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	48,298	6,677,199
Professional Services - 2.8%
Equifax, Inc.	66,384	18,161,999
KBR, Inc.	183,213	10,998,276
RELX PLC sponsored ADR	14,400	632,448
TransUnion	60,855	4,724,174
		34,516,897
Trading Companies & Distributors - 0.9%
Ferguson PLC	55,310	11,509,466
TOTAL INDUSTRIALS		183,903,170
INFORMATION TECHNOLOGY - 39.7%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	341,184	9,604,330
Jabil, Inc.	56,815	8,186,473
		17,790,803
IT Services - 1.7%
Gartner, Inc. (a)	10,567	4,919,573
MongoDB, Inc. Class A (a)	35,691	15,974,578
		20,894,151
Semiconductors & Semiconductor Equipment - 16.6%
Aixtron AG	87,364	2,424,783
Allegro MicroSystems LLC (a)	161,437	5,083,651
ASML Holding NV (depository receipt)	18,334	17,448,101
BE Semiconductor Industries NV	62,876	11,358,909
eMemory Technology, Inc.	4,207	360,209
KLA Corp.	12,296	8,389,561
Marvell Technology, Inc.	39,622	2,839,313
Micron Technology, Inc.	65,600	5,944,016
Monolithic Power Systems, Inc.	6,196	4,461,368
NVIDIA Corp.	136,752	108,187,242
NXP Semiconductors NV	42,881	10,708,672
SiTime Corp. (a)	42,843	3,962,978
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	164,296	21,139,966
Universal Display Corp.	35,855	6,253,829
		208,562,598
Software - 16.3%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	294,232	691,445
HubSpot, Inc. (a)	14,260	8,824,231
Manhattan Associates, Inc. (a)	34,124	8,644,633
Microsoft Corp.	416,244	172,175,168
Monday.com Ltd. (a)	14,200	3,166,742
NICE Ltd. sponsored ADR (a)	25,144	6,164,052
ServiceNow, Inc. (a)	6,123	4,722,915
Volue A/S (a)	181,855	444,309
		204,833,495
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	253,904	45,893,148
TOTAL INFORMATION TECHNOLOGY		497,974,195
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	73,902	1,269,636
TOTAL COMMON STOCKS (Cost $639,353,015)		1,249,415,810

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	106	113,066
Series A2 (b)(c)	19	20,267
		133,333
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	8,000	101,760
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	26,300	91,261
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	90,925	263,683
Series D (b)(c)	512,827	1,446,172
		1,709,855
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	21,131	380,992
Series C3 (a)(b)(c)	26,414	476,244
Series C4 (a)(b)(c)	6,345	114,400
Series C5 (a)(b)(c)	13,150	237,095
		1,208,731
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,043,065)		3,244,940

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $248,100)	248,100	253,484

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $308,400)	308,400	314,506

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	5,755,253	5,756,404
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	8,574,222	8,575,080
TOTAL MONEY MARKET FUNDS (Cost $14,331,484)		14,331,484

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $659,284,064)	1,267,560,224
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(13,515,446)
NET ASSETS - 100.0%	1,254,044,778

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,056,653 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,015,980 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	599,841

ASAPP, Inc. Series D	8/29/23	1,980,281

Canva, Inc. Series A	9/22/23	113,066

Canva, Inc. Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Illuminated Holdings, Inc. 0%	6/14/23	248,100

Illuminated Holdings, Inc. 0%	9/27/23	308,400

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,953,955	64,918,482	71,116,033	98,715	-	-	5,756,404	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,521,405	18,068,683	16,015,008	9,166	-	-	8,575,080	0.0%
Total	18,475,360	82,987,165	87,131,041	107,881	-	-	14,331,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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